INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Table [Abstract]
Schedule of Income Tax Provision by Jurisdiction

The current and deferred income tax (benefit) provision for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Federal:
Current	$631	$495	$69
Deferred	411	634	843
State:
Current	91	120	88
Deferred	(48)	(72)	(205)
Total	$1,085	$1,177	$795

Schedule of Effective Income Tax Rate Reconciliation

The differences between income tax (benefit) provision expected at the U.S. federal statutory income tax rate of 35% and income tax (benefit) provision provided for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Income tax provision at U.S. federal statutory rate	$1,064	$1,168	$862
State and local taxes (tax benefits), net of federal tax effects	28	31	(76)
Equity-based compensation	—	—	12
Other	(7)	(22)	(3)
Total	$1,085	$1,177	$795

Schedule of Deferred Income Tax Assets and Liabilities

Significant components of TWC's deferred income tax liabilities, net, as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31,
	2013	2012
Cable franchise rights and customer relationships, net(a)	$(7,979)	$(7,675)
Property, plant and equipment	(4,157)	(4,081)
Other	(328)	(17)
Deferred income tax liabilities	(12,464)	(11,773)
Net operating loss carryforwards(b)	202	322
Tax credit carryforwards(b)	32	36
Other	494	470
Valuation allowances(c)	(28)	(18)
Deferred income tax assets	700	810
Deferred income tax liabilities, net(d)	$(11,764)	$(10,963)

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  Cable franchise rights and customer relationships, net, includes deferred income tax assets of approximately $170 million as of December 31, 2012 (none as of December 31, 2013) that relate to intangible assets for which the tax basis exceeds the book basis primarily as a result of the impairment recorded in 2008. Such deferred income tax assets are expected to be realized as the Company receives tax deductions from the amortization, for tax purposes, of the intangible assets.
  Net operating loss and tax credit carryforwards expire in varying amounts through 2033. Aside from certain state tax credit carryforwards for which a valuation allowance has been established, the Company does not expect these carryforwards to expire unutilized.
  The Company's valuation allowance for deferred income tax assets recorded as of December 31, 2013 and 2012, primarily relates to certain state tax credit carryforwards. The valuation allowance is based upon the Company's assessment that it is more likely than not that a portion of the deferred income tax asset will not be realized. The net increase in the valuation allowance of $10 million during 2013 primarily relates to state tax credit carryforwards.
  Deferred income tax liabilities, net, includes current deferred income tax assets of $334 million and $317 million as of December 31, 2013 and 2012, respectively.

Schedule of Changes in Deferred Income Tax Liabilities, Net

Changes in the Company's deferred income tax liabilities, net, from January 1 through December 31 are presented below (in millions):

	2013	2012	2011
Balance at beginning of year	$(10,963)	$(9,931)	$(9,487)
Deferred income tax provision	(363)	(562)	(638)
Business acquisitions(a)	5	(530)	65
Recorded directly to TWC shareholders’ equity as a component of:
Additional paid-in capital:
Equity-based compensation	—	—	(43)
Accumulated other comprehensive income (loss), net:
Change in accumulated unrealized losses on pension benefit obligation	(377)	100	160
Change in accumulated deferred gains (losses) on cash flow hedges	(66)	(40)	12
Balance at end of year	$(11,764)	$(10,963)	$(9,931)

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  Amounts relate to the acquisition of Insight in 2013 and 2012 and NaviSite in 2011.

Schedule of Changes in Uncertain Income Tax Positions

Changes in the Company's reserve for uncertain income tax positions, excluding the related accrual for interest and penalties, from January 1 through December 31 are presented below (in millions):

	2013	2012	2011
Balance at beginning of year	$73	$50	$51
Additions for prior year tax positions	30	17	3
Additions for current year tax positions	19	21	8
Reductions for prior year tax positions	—	—	(1)
Lapses in statute of limitations	(3)	(3)	(5)
Settlements and reversals of timing differences	(11)	(12)	(6)
Balance at end of year	$108	$73	$50